Business combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business combinations
Schedule of estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

In process research and development	$31,323
Liabilities assumed:
Other liabilities (net)	(195)
OCS liability	(2,973)
Total fair values of assets and liabilities	28,155
Fair value of total consideration transferred	(33,211)
Goodwill	$(5,056)